PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES AND LEGAL OBLIGATIONS – TAX AND SOCIAL SECURITY (Tables)	12 Months Ended
Dec. 31, 2021
Provisions Contingents Assets And Liabilities And Legal Obligations Tax And Social Security
Changes in other provision

IV	- Changes in other provision

	R$ thousand
	Labor	Civil	Tax
Balance on December 31, 2019	7,346,067	8,685,793	8,390,085
Adjustment for inflation	960,812	696,997	147,683
Provisions, net of (reversals and write-offs)	663,547	1,609,720	(256,489)
Payments	(2,079,928)	(1,900,089)	(10,167)
Balance on December 31, 2020	6,890,498	9,092,421	8,271,112

Balance on December 31, 2020	6,890,498	9,092,421	8,271,112
Adjustment for inflation	799,803	484,516	176,903
Provisions, net of (reversals and write-offs)	1,044,511	1,734,207	(351,476)
Payments	(2,005,705)	(2,132,673)	(24,502)
Balance on December 31, 2021	6,729,107	9,178,471	8,072,037